Lease Commitments (Tables) (Shenzhen Yeller Audio & Video Technology Co., Ltd.)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of Future Minimum Payments of Operating Leases

The Company’s future minimum payments under long-term non-cancellable operating leases are as follows:

	As of June 30, 2020	As of December 31, 2019
	(Unaudited)	(Audited)
	$	$
Within 1 year	113,291	113,291
After 1 year but within 5 years	122,732	171,630
Total lease payments	236,023	284,921

Less: imputed interest	(21,076)	(16,318)
Total lease obligations	214,947	268,603
Less: current obligations	(102,902)	(102,159)
Long-term lease obligations	112,045	166,444

The Company’s future minimum payments under long-term non-cancellable operating leases are as follows:

As of December 31, 2019
(Audited)
$

Within 1 year	113,291
After 1 year but within 5 years	171,630
Total lease payments	284,921

Less: imputed interest	(16,318)
Total lease obligations	268,603
Less: current obligations	(102,159)
Long-term lease obligations	166,444

Shenzhen Yeller Audio & Video Technology Co., Limited [Member]
Schedule of Future Minimum Payments of Operating Leases

The Company’s future minimum payments under long-term non-cancellable operating leases are as follows:

	As of June 30, 2020	As of December 31, 2019
	(Unaudited)	(Audited)
	$	$

Within 1 year	113,291	113,291
After 1 year but within 5 years	122,732	171,630
Total lease payments	236,023	284,921

Less: imputed interest	(21,076)	(16,318)
Total lease obligations	214,947	268,603
Less: current obligations	(102,902)	(102,159)
Long-term lease obligations	112,045	166,444

The Company’s future minimum payments under long-term non-cancellable operating leases are as follows:

As of December 31, 2019 (Audited)
$

Within 1 year	113,291
After 1 year but within 5 years	171,630
Total lease payments	284,921

Less: imputed interest	(16,318)
Total lease obligations	268,603
Less: current obligations	(102,159)
Long-term lease obligations	166,444